Goodwill	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Goodwill
17.	GOODWILL

	12.31.2018	12.31.2017
Cost
Recycomb S.A.U.	16,577,250	16,577,250

Total	16,577,250	16,577,250

Allocation of goodwill to cash-generating units

For purposes of impairment testing, goodwill was allocated to Others cash generating unit (Note 32 v) :

The recoverable amount of this cash-generating unit is determined based on a value in use calculation which uses cash flow projections based on financial budgets approved by the directors that cover a five-year period.

The key assumptions used in the value in use calculations are as follows:

•

Production volume: Average production volume in the period immediately before the budget period. The values assigned to the assumption reflect past experience. The directors believe that the budgeted volume for the next five years is reasonably achievable.

•	Cash flow projections during the budget period are based on the same expected gross margins and raw materials throughout the budget period and beyond that five-year period.